Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
As of June 30, 2026 and December 31, 2025, property and equipment, net, consisted of the following:

	June 30, 2026	December 31, 2025
Laptops and IT equipment	$221,917	$216,535
Lab equipment	763,511	711,930
Furniture and fixtures	45,370	45,370
Leasehold improvements	264,228	208,031
Construction in progress	150,503	3,058

Property and equipment, gross	1,445,529	1,184,924
Less: accumulated depreciation	(489,848)	(350,141)

Property and equipment, net	$955,681	$834,783

As of December 31, 2025 and 2024, property and equipment, net, was as follows:

	December 31,
	2025	2024
Laptops and IT equipment	$216,535	$82,437
Lab equipment	711,930	618,314
Furniture and fixtures	45,370	42,375
Leasehold improvements	208,031	192,568
Construction in progress	3,058	-

Property and equipment, gross	1,184,924	935,694
Less: accumulated depreciation	(350,141)	(132,587)

Property and equipment, net	$834,783	$803,107